Finance Subsidiaries-receivables, Net (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 4,746,097	¥ 4,009,801
Less:
Allowance for credit losses	19,716	23,049	28,437
Allowance for losses on lease residual values	3,354	5,366
Unearned interest income and fees	18,697	16,951
Finance receivables, net	4,704,330	3,964,435
Finance subsidiaries-receivables, net	4,031,137	3,446,114
Less current portion	1,243,002	1,081,721
Noncurrent finance subsidiaries-receivables, net	2,788,135	2,364,393
Trade accounts and notes receivables, net
Less:
Finance receivables, net	461,450	334,044
Other assets, net
Less:
Finance receivables, net	211,743	184,277
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,865,430	3,328,140
Less:
Allowance for credit losses	17,643	20,497	25,578
Direct financing lease
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	448,672	380,339
Less:
Allowance for credit losses	789	1,151	1,455
Finance subsidiaries-receivables, net	425,870	357,308
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	431,995	301,322
Less:
Allowance for credit losses	1,284	1,401	1,404
Wholesale flooring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	389,562	265,644
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 42,433	¥ 35,678